GOODWILL AND OTHER INTANGIBLE ASSETS - Other intangible assets (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Other intangible assets
Intangible assets acquired	¥ 0	¥ 0
Indefinite-lived intangible assets, excluding goodwill	¥ 0	¥ 0	¥ 0
Weighted average amortization period	14 years	14 years	14 years
Intangible assets except for capitalized computer software costs
Other intangible assets
Gross carrying amount	¥ 2,420,370	¥ 2,321,547
Accumulated amortization	746,940	555,802
Amortization expense	180,406	208,836	¥ 254,176
Estimated aggregate amortization expense for each of the next five years
2020	157,049
2021	152,453
2022	152,577
2023	152,577
2024	154,391
Customer relationships
Other intangible assets
Gross carrying amount	2,145,792	2,053,959
Accumulated amortization	¥ 546,121	¥ 382,364
Weighted average amortization period	15 years	15 years	15 years
Noncompete agreement
Other intangible assets
Gross carrying amount	¥ 47,170	¥ 45,151
Accumulated amortization	¥ 46,977	¥ 39,737
Weighted average amortization period	3 years	3 years	3 years
Favorable lease
Other intangible assets
Gross carrying amount	¥ 86,121	¥ 82,435
Accumulated amortization	¥ 81,969	¥ 62,561
Weighted average amortization period	3 years	3 years	3 years
Trademarks
Other intangible assets
Gross carrying amount	¥ 32,778	¥ 32,250
Accumulated amortization	¥ 14,575	¥ 16,034
Weighted average amortization period	10 years	10 years	10 years
Other Intangible Asset
Other intangible assets
Gross carrying amount	¥ 108,509	¥ 107,752
Accumulated amortization	¥ 57,298	¥ 55,106